Share Exchange Agreement and Acquisition Deposit (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 08, 2017	Jun. 30, 2017	Mar. 31, 2018
Common stock par value	$ 0.0001	$ .0001	$ .0001
Deposit for acquisition		$ 86,670
Due from related parties		141,329	114,667
Repayment of advance			$ 26,662
Intiva USA [Member]
Due from related parties		141,329
Repayment of advance		25,000
Share Exchange Agreement [Member] | Post-Reverse Stock-Split [Member]
Reverse stock-split shares	42,642,712
Common stock par value	$ 0.0001
Share Exchange Agreement [Member] | Pre-Reverse Split [Member]
Reverse stock-split shares	20,000,000
Debt Purchase Agreement [Member] | Director [Member]
Deposit for acquisition		$ 86,670